Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified		Total	Common stock:	Treasury stock:	Shares held in trust:	Capital surplus:	Retained earnings:	Accumulated other comprehensive loss:
Balance Beginning at Dec. 31, 2010 (Beginning of year)							$ 19,303
Balance Beginning (Beginning of year, as adjusted)							19,264
Balance Beginning at Dec. 31, 2010			16	(9,030)	(56)	27,610		(143)
Balance Beginning (in shares) at Dec. 31, 2010			1,624,000,000	259,000,000	2,000,000
Increase (Decrease) in Stockholders' Equity
Adjustment to opening balance (Adjustment)	[1]						0
Changes in inventory accounting principles (Note 2) (Changes in inventory accounting principles (Note 2))							0
Stock options exercised and issuance of stock awards (in shares)			16,000,000
Stock options exercised and issuance of stock awards			0
Purchase of treasury shares (in shares)				(84,000,000)
Purchase of treasury shares				(3,001)
Employee stock purchase plan issuances (in shares)				3,000,000
Employee stock purchase plan issuances				78
Transfer of shares from shares held in trust (in shares)				0
Transfer of shares from shares held in trust				0
Transfer of shares held in trust to treasury stock (in shares)					0
Transfer of shares held in trust to treasury stock					0	0
Stock option activity and stock awards						495
Tax benefit on stock options and stock awards						21
Purchase of noncontrolling interest in subsidiary						0
Net income attributable to CVS Caremark		3,462					3,462
Common stock dividends							(674)
Foreign currency translation adjustments, net of tax		0						0
Net cash flow hedges, net of income tax		(9)						(9)
Pension liability adjustment, net of income tax		20						(20)
Balance Ending at Dec. 31, 2011 (Beginning of year)							22,052
Balance Ending (Beginning of year, as adjusted)							22,052
Balance Ending at Dec. 31, 2011		38,013	16	(11,953)	(56)	28,126	22,052	(172)
Balance Ending (in shares) at Dec. 31, 2011			1,640,000,000	340,000,000	2,000,000
Increase (Decrease) in Stockholders' Equity
Adjustment to opening balance (Adjustment)	[1]						0
Changes in inventory accounting principles (Note 2) (Changes in inventory accounting principles (Note 2))							(89)
Stock options exercised and issuance of stock awards (in shares)			27,000,000
Stock options exercised and issuance of stock awards			1
Purchase of treasury shares (in shares)				(95,000,000)
Purchase of treasury shares				(4,330)
Employee stock purchase plan issuances (in shares)				1,000,000
Employee stock purchase plan issuances				47
Transfer of shares from shares held in trust (in shares)				(1,000,000)
Transfer of shares from shares held in trust				(34)
Transfer of shares held in trust to treasury stock (in shares)					1,000,000
Transfer of shares held in trust to treasury stock					25	9
Stock option activity and stock awards						955
Tax benefit on stock options and stock awards						28
Purchase of noncontrolling interest in subsidiary						2
Net income attributable to CVS Caremark		3,864					3,864
Common stock dividends							(829)
Foreign currency translation adjustments, net of tax		0						0
Net cash flow hedges, net of income tax		3						3
Pension liability adjustment, net of income tax		12						(12)
Balance Ending at Dec. 31, 2012 (Beginning of year)							24,998
Balance Ending (Beginning of year, as adjusted)							24,998
Balance Ending at Dec. 31, 2012		37,653	17	(16,270)	(31)	29,120	24,998	(181)
Balance Ending (in shares) at Dec. 31, 2012			1,667,000,000	435,000,000	1,000,000
Balance Beginning at Sep. 30, 2012
Increase (Decrease) in Stockholders' Equity
Adjustment to opening balance (Adjustment)	[1]						0
Net income attributable to CVS Caremark		1,125
Balance Ending at Dec. 31, 2012 (Beginning of year)							24,998
Balance Ending (Beginning of year, as adjusted)							24,998
Balance Ending at Dec. 31, 2012		37,653	17	(16,270)	(31)	29,120	24,998	(181)
Balance Beginning (in shares) at Dec. 31, 2012			1,667,000,000	435,000,000	1,000,000
Increase (Decrease) in Stockholders' Equity
Changes in inventory accounting principles (Note 2) (Changes in inventory accounting principles (Note 2))							0
Stock options exercised and issuance of stock awards (in shares)			13,000,000
Stock options exercised and issuance of stock awards			0
Purchase of treasury shares (in shares)				(66,000,000)
Purchase of treasury shares				(3,976)
Employee stock purchase plan issuances (in shares)				1,000,000
Employee stock purchase plan issuances				77
Transfer of shares from shares held in trust (in shares)				0
Transfer of shares from shares held in trust				0
Transfer of shares held in trust to treasury stock (in shares)					0
Transfer of shares held in trust to treasury stock					0	0
Stock option activity and stock awards						588
Tax benefit on stock options and stock awards						69
Purchase of noncontrolling interest in subsidiary						0
Net income attributable to CVS Caremark		4,592					4,592
Common stock dividends							(1,097)
Foreign currency translation adjustments, net of tax		(30)						(30)
Net cash flow hedges, net of income tax		3						3
Pension liability adjustment, net of income tax		(59)						59
Balance Ending at Dec. 31, 2013		$ 37,938	$ 17	$ (20,169)	$ (31)	$ 29,777	$ 28,493	$ (149)
Balance Ending (in shares) at Dec. 31, 2013			1,680,000,000	500,000,000	1,000,000

[1]	ee Note 1 - Significant Accounting Policies (Revenue Recognition - Retail Pharmacy Segment).